Sale of Business	12 Months Ended
Dec. 31, 2014
Sale of Business

15. Sale of business

On March 30, 2012, the company completed the sale of its interest in its South African joint venture and reported a pretax gain of $10.6 million, which was reported as a reduction of selling, general and administrative expense in the company’s consolidated statement of income. Since the sale, the company has served this market through a distributor. The joint venture, which had operations in both of the company’s reporting segments of Services and Technology, generated 2012 (through the date of sale) revenue and pretax income of $47.6 million and $7.6 million, respectively.